Focused Large-Cap Growth Portfolio (Prospectus Summary) | Focused Large-Cap Growth Portfolio
Focused Large-Cap Growth Portfolio
INVESTMENT GOAL
The investment goal of the Focused Large-Cap Growth Portfolio (the "Portfolio") is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-66 of the Portfolio's statement of additional information. Class Z shares are offered exclusively to participants in certain retirement plans and other programs.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Large-Cap Growth Portfolio (USD $)		Class A	Class B	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Large-Cap Growth Portfolio		Class A	Class B	Class C	Class Z
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses	[1]	0.36%	0.42%	0.37%	0.08%
Total Annual Fund Operating Expenses		1.46%	2.17%	2.12%	0.83%
[1]	"Other Expenses" include "acquired fund fees and expenses."

EXAMPLE:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Focused Large-Cap Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	715	1,010	1,327	2,221
Class B	620	979	1,364	2,323
Class C	315	664	1,139	2,452
Class Z	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused Large-Cap Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	715	1,010	1,327	2,221
Class B	220	679	1,164	2,323
Class C	215	664	1,139	2,452
Class Z	85	265	460	1,025

PORTFOLIO TURNOVER:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 237% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
The Portfolio's principal investment strategies are growth and "focused." The growth oriented philosophy to which the Focused Large-Cap Growth Portfolio subscribes-that of investing in securities believed to offer the potential for long-term growth of capital-focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 50 securities, although an adviser may, in its discretion, hold less than 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new adviser is selected to manage the Portfolio or a portion of the Portfolio's assets. The adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the smallest company in the Russell
1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 24, 2011, the market capitalization range of companies in the Russell 1000 Index was approximately $1.15 billion to $393.05 billion, which range will vary daily.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" stocks may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual stocks selected for the Portfolio may underperform the market generally.

Non-Diversification. The Portfolio is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

Active Trading. As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 1000 ® Growth Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.
FOCUSED LARGE-CAP GROWTH PORTFOLIO (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 18.69% (quarter ended June 30, 2003) and the lowest return for a quarter was -25.34% (quarter ended December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns Focused Large-Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		(13.06%)	(3.57%)	(0.37%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		(13.06%)	(3.57%)	(0.37%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(8.49%)	(3.00%)	(0.31%)
Class B	Class B		(12.03%)	(3.48%)	(0.30%)
Class C	Class C		(9.26%)	(3.05%)	(0.42%)
Class Z	Class Z		(7.19%)	(1.84%)	0.79%
Russell 1000® Growth Index	Russell 1000® Growth Index		2.64%	2.50%	2.60%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table.
The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.